Share-based Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2020 GBP (£) £ / shares $ / shares shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2019 GBP (£) £ / shares $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares each ADR represent | shares	5
Number of shares granted, but not yet paid | shares	429,448
Fair value of ordinary shares | £	£ 3.10	£ 3.10
Amount of shares granted | shares	1.3
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted | £ / shares	£ 0.33
ADS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted | £ / shares	£ 2.23
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life for the share options outstanding period	4 years 7 months 6 days		5 years 7 months 6 days
Options outstanding exercise price							$ 1.26	$ 2.17
Number of share options forfeited in share-based payment arrangement			59,533
Weighted average exercise price of share options forfeited in share-based payment arrangement | £ / shares			£ 1.29
Weighted average exercise price of share options exercisable in share-based payment arrangement | £ / shares	£ 1.32	£ 1.32
Number of share options outstanding in share-based payment arrangement	8,923,600	8,923,600	8,923,600	8,923,600				8,923,600
Number of share options exercisable in share-based payment arrangement			8,901,478	8,901,478				8,901,478
2015 Plan [member] | Existing Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
2015 Plan [member] | Newly Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life for the share options outstanding period	6 years 7 months 6 days		7 years 7 months 6 days
Number of share options forfeited in share-based payment arrangement	112,670		357,490
Weighted average exercise price of share options forfeited in share-based payment arrangement | £ / shares	£ 3.03		£ 3.21
Weighted average exercise price of share options exercisable in share-based payment arrangement | £ / shares	£ 3.01	£ 3.01	£ 3.03	£ 3.03
Number of share options outstanding in share-based payment arrangement	1,411,395	1,411,395	1,524,065	1,524,065	1,881,555			1,524,065
Number of share options exercisable in share-based payment arrangement	1,210,410	1,210,410	40,141	40,141				40,141
Mereo BioPharma Group plc Share Option Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares	£ 2.71	£ 2.71
Mereo BioPharma Group plc Share Option Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares	£ 3.19	£ 3.19
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	0		0		0
Weighted average remaining contractual life for the share options outstanding period	6 months		10 months 24 days
Weighted average fair value of options granted | £	£ 0	£ 0	£ 0	£ 0
Percentage of options issued to employees	75.00%	75.00%
Percentage of options vested to employees	25.00%	25.00%
Employee services expense | £	£ 100,000		£ 100,000
Number of share options outstanding in share-based payment arrangement	482,748	482,748	910,072	910,072	1,151,446			910,072
Number of share options exercisable in share-based payment arrangement	0	0	0	0	0			0
Deferred bonus share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0		0
Weighted average remaining contractual life for the share options outstanding period	7 months 6 days		1 year 7 months 6 days
Weighted average fair value of options granted | $					$ 0			$ 0
Annual bonus payable in deferred shares	30.00%
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term share options	10 years
Number of options granted	1,167,836		801,200
Weighted average remaining contractual life for the share options outstanding period	8 years 10 months 24 days
Weighted average fair value of options granted | £			£ 0	£ 0
Vesting period	3 years
Number of share options forfeited in share-based payment arrangement	397,607
Weighted average exercise price of share options forfeited in share-based payment arrangement		£ 2.87
Weighted average exercise price of share options exercisable in share-based payment arrangement							4.42
Number of share options outstanding in share-based payment arrangement	1,567,873	1,567,873	798,050	798,050				798,050
Number of share options exercisable in share-based payment arrangement	259,829	259,829
Weighted average exercise price of share options granted		£ 2.00		£ 4.29
2019 Equity Incentive Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price							1.84
2019 Equity Incentive Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price							5.40
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	77,000		77,000
Weighted average remaining contractual life for the share options outstanding period			9 years 6 months
Vesting period	1 year
Number of share options forfeited in share-based payment arrangement	4,584
Weighted average exercise price of share options forfeited in share-based payment arrangement		£ 1.84
Weighted average exercise price of share options exercisable in share-based payment arrangement							$ 3.15	$ 4.2
Number of share options outstanding in share-based payment arrangement	149,416	149,416	77,000	77,000				77,000
Number of share options exercisable in share-based payment arrangement	138,412	138,412	38,478	38,478				38,478
Weighted average exercise price of share options granted		£ 1.84		£ 4.2
AstraZeneca [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issued upon consideration | shares	1,349,693	1,349,693
Deferred Bonus Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares						0
Annual bonus payable in deferred shares					100.00%
Percentage of annual bonus granted to directors					30.00%
Number of share options outstanding in share-based payment arrangement	163,000	163,000	163,000	163,000				163,000
Number of share options exercisable in share-based payment arrangement	62,170	62,170	0	0				0